Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employees and payroll accruals		$ 38
Accrued expenses	19	353
Accounts Payable, Other, Current	$ 19	$ 391